Other equity instruments (Major provisions) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 14,982,165	¥ 5,000,000	¥ 4,999,950
Profit	1,108,205	1,329,974	¥ 1,584,207
Other equity instruments [member]
Disclosure of information about other equity instruments [line items]
Profit	¥ 686,000
Two tranches of perpetual corporate bonds issued in 2017 [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Bond A [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 2,500,000
Initial distribution rate	5.05%		5.05%
Date can be callable at the Company's discretion in whole			August 2020
Period as be deferred to pay the principal for each renewal period			3 years
Bond B [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 2,500,000
Initial distribution rate	5.17%		5.17%
Date can be callable at the Company's discretion in whole			August 2022
Period as be deferred to pay the principal for each renewal period			5 years
Three tranches of Yingda Insurance Financing Plan [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments		¥ 5,000,000
Initial distribution rate		5.79%
Date can be callable at the Company's discretion in whole		at each distribution date after 8th year of issuance
Three tranches of Yingda Insurance Financing Plan [member] | From the 9th to the 11th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate		the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 11th to the 13th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate		the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 13th year onwards [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate		the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points
Two tranches of China Life Financing Plan ("the China Life plan") [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 4,330,000
Initial distribution rate	5.05%
Date can be callable at the Company's discretion in whole	at each distribution date after 8th year of issuance
Two tranches of China Life Financing Plan ("the China Life plan") [member] | From the 9th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the basis rate plus 300 basis points, and will remain 8.05% afterwards
Two tranches of PICC Financing Plan ("the PICC plan") [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 2,670,000
Initial distribution rate	5.10%
Date can be callable at the Company's discretion in whole	at each distribution date after 10th year of issuance
Two tranches of PICC Financing Plan ("the PICC plan") [member] | From the 11th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the basis rate plus 300 basis points, and will remain 8.10% afterwards
Two tranches of medium-term notes issued in October 2019 [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate	the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 2,000,000
Initial distribution rate	4.08%
Date can be callable at the Company's discretion in whole	at the Company's discretion at specific time
Period as be deferred to pay the principal for each renewal period	3 years
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 2,000,000
Initial distribution rate	4.05%
Date can be callable at the Company's discretion in whole	at the Company's discretion at specific time
Period as be deferred to pay the principal for each renewal period	3 years
Two tranches of medium-term notes issued In November 2019 [member]
Disclosure of information about other equity instruments [line items]
Date can be callable at the Company's discretion in whole	at the Company's discretion at specific time
Application distribution rate	the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 2,500,000
Initial distribution rate	4.15%
Period as be deferred to pay the principal for each renewal period	3 years
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments	¥ 1,500,000
Initial distribution rate	4.53%
Period as be deferred to pay the principal for each renewal period	5 years